Schedule of Investments (unaudited) November 30, 2019	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 124.0%

California — 2.1%

Tobacco — 2.1%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	$500	$514,555

Ohio — 1.1%

Tobacco — 1.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	100	100,049
5.88%, 06/01/47	180	180,384

Total Municipal Bonds in Ohio		280,433

Puerto Rico — 7.3%

State — 5.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	242	249,877
Series A-1, 5.00%, 07/01/58	468	491,929
Series A-2, 4.33%, 07/01/40	391	395,516
Series A-2, 4.78%, 07/01/58	129	133,025

		1,270,347

Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	140	142,122

Utilities — 1.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	200	207,974
5.13%, 07/01/37	55	57,173
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	130	131,914

		397,061

Total Municipal Bonds in Puerto Rico		1,809,530

Virginia — 113.5%

County/City/Special District/School District — 24.5%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	250	276,387

Security	Par (000)	Value

County/City/Special District/School District (continued)
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 03/01/45(a)	$250	$263,393
City of Norfolk Virginia, GO, Capital Improvement, 5.00%, 08/01/28(b)	500	646,070
City of Norfolk Virginia, GO, Refunding(b):
5.00%, 08/01/23	500	569,200
City of Portsmouth Virginia, GO, Refunding, Series D(b):
5.00%, 07/15/20	500	511,910
City of Suffolk Virginia, GO, Refunding, 5.00%, 06/01/21(b)	1,000	1,057,480
County of Fairfax Virginia EDA, RB:
Metrorail Parking System Projects, 5.00%, 04/01/36	775	936,564
Silverline Phase I Project, 5.00%, 04/01/20(b)	750	759,525
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 03/01/26	500	505,200
Lower Magnolia Green Community Development Authority, Special Assessment Bonds, 5.00%, 03/01/35(a)	245	259,805
Mosaic District Community Development Authority, Special Assessment, Series A, 6.88%, 03/01/36	250	263,163

		6,048,697

Education — 17.4%
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 06/01/20(b)	355	361,788
Virginia College Building Authority, RB, Green Bond, Marymount University Project, Series B, 5.00%, 07/01/45(a)	100	105,399
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 03/01/41	1,000	1,008,510
Marymount University Project, Series A, 5.00%, 07/01/45(a)	400	421,596

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Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Washington & Lee University Project (NPFGC), 5.25%, 01/01/26	$500	$579,700
Washington & Lee University Project (NPFGC), 5.25%, 01/01/31	1,000	1,292,290
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	531,045

		4,300,328

Corporate — 2.9%
Virginia Small Business Financing Authority, RB:
Covanta Project, AMT, 5.00%, 01/01/48(a)(c)	200	212,196
Roanoke College, 5.75%, 04/01/41	500	505,915

		718,111

Health — 33.0%
Chesapeake Hospital Authority, Refunding RB, Chesapeake Regional Medical Center, 4.00%, 07/01/43	680	756,398
City of Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28(d)	870	971,216
County of Fairfax Virginia EDA, Refunding RB, Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	543,005
County of Fairfax Virginia IDA, RB, Series A, 5.00%, 05/15/44	450	510,583
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A, 5.00%, 07/01/42	500	517,220
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 06/01/26	145	152,085
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/46	500	522,605
Lexington Industrial Development Authority, RB, Series A, 5.00%, 01/01/42	690	748,602
Norfolk Redevelopment & Housing Authority, RB, Fort Norfolk Retirement Community, Inc. - Harbor’s Edge Project, Series B, 4.00%, 01/01/25	200	200,202
Roanoke Virginia EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 07/01/30	795	867,957

Security	Par (000)	Value

Health (continued)
Carilion Health System (AGM), 5.00%, 07/01/20(b)	$5	$5,112
Carilion Health System, Series B (AGM), 5.00%, 07/01/38	495	504,677
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay, 4.00%, 09/01/48	250	264,152
Winchester Virginia EDA, Refunding RB, Valley Health System Obligation:
5.00%, 01/01/44	1,000	1,137,130
Series A, 5.00%, 01/01/44	400	444,460

		8,145,404

Housing — 12.2%
Virginia HDA, RB, M/F:
Housing, Rental Housing, Series A, 5.25%, 05/01/41	750	769,027
Housing, Rental Housing, Series B, 4.00%, 06/01/53	625	663,312
Housing, Rental Housing, Series F, 5.25%, 10/01/38	250	279,653
Housing, Series E, 2.50%, 12/01/22	250	250,158
Rental Housing, Series D, 3.90%, 10/01/48	985	1,048,562

		3,010,712

State — 1.7%
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B, 4.00%, 08/01/21(b)	405	424,201

Tobacco — 3.7%
Tobacco Settlement Financing Corp., Refunding RB, Senior:
Convertible, Series B2, 5.20%, 06/01/46	500	502,435
Series B-1, 5.00%, 06/01/47	410	410,000

		912,435

Transportation — 11.5%
Richmond Metropolitan Authority, Refunding RB, (NPFGC), 5.25%, 07/15/22	315	335,809
Virginia Port Authority, RB, 5.00%, 07/01/20(b)	500	511,165

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Virginia Small Business Financing Authority, RB, AMT:
95 Express Lanes LLC Project, 5.00%, 07/01/49	$500	$527,665
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	820	905,214
Transform 66 P3 Project, 5.00%, 12/31/49	500	568,765

		2,848,618

Utilities — 6.6%
County of Fairfax Virginia Water Authority, Refunding RB, 5.00%, 04/01/44	300	361,284
County of Henrico Virginia Water & Sewer Revenue, Refunding RB, 5.00%, 05/01/42	1,065	1,266,360

		1,627,644

Total Municipal Bonds in Virginia		28,036,150

Total Municipal Bonds — 124.0% (Cost — $28,885,942)		30,640,668

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Virginia — 34.9%

Health — 13.8%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(f)	2,000	2,382,300

Security	Par (000)	Value

Health (continued)
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$1,000	$1,015,009

		3,397,309

Transportation — 21.1%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48	4,308	5,225,026

Total Municipal Bonds Transferred to Tender Option Bond Trusts in Virginia		8,622,335

Washington DC — 7.3%

Transportation — 7.3%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	1,503	1,814,677

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.2% (Cost — $9,801,317)		10,437,012

Total Long-Term Investments — 166.2% (Cost — $38,687,259)		41,077,680

	Shares

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95%(g)(h)	91,623	91,632

Total Short-Term Securities — 0.4% (Cost — $91,632)		91,632

Total Investments — 166.6% (Cost — $38,778,891)		41,169,312

Other Assets Less Liabilities — 2.3%		485,578

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.9)%		(5,411,746)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (47.0)%		(11,538,961)

Net Assets Applicable to Common Shares — 100.0%		$24,704,183

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Virginia Municipal Bond Trust (BHV)

(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on October 01, 2024, is $1,051,389.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 8/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	451,840	(360,217)	91,623	$91,632	$2,300	$(1)	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

EDA — Economic Development Authority

GO — General Obligation Bonds

HDA — Housing Development Authority

IDA — Industrial Development Authority

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	5	03/20/20	$ 647	$735
U.S. Treasury Long Bond	7	03/20/20	1,113	2,469
5-Year U.S. Treasury Note	2	03/31/20	238	144

				$3,348

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Virginia Municipal Bond Trust (BHV)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$41,077,680	$—	$41,077,680
Short-Term Securities	91,632	—	—	91,632

	$91,632	$41,077,680	$—	$41,169,312

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$3,348	$—	$—	$3,348

(a)	See above Schedule of Investments for values in each sector/state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(5,396,436)	$—	$(5,396,436)
VRDP Shares at Liquidation Value	—	(11,600,000)	—	(11,600,000)

	$—	$(16,996,436)	$—	$(16,996,436)

5